FAIR VALUE OF ASSETS AND LIABILITIES (Schedule of the Fair Value Hierarchy) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Assets
Loans at fair value	$ 53,440	¥ 371,033	¥ 221,268
Available-for-sale investments	166,787	1,158,000
Liabilities
Payable to investors at fair value	$ 60,303	418,686	252,907
Recurring
Assets
Cash and cash equivalents		968,225	846,120
Loans at fair value		371,033	221,268
Available-for-sale investments		1,158,000
Total Assets		2,497,258	1,067,388
Liabilities
Payable to investors at fair value		418,686	252,907
Total Liabilities		418,686	252,907
Recurring | Level 1 Inputs
Assets
Cash and cash equivalents		968,225	846,120
Total Assets		968,225	846,120
Recurring | Level 2 Inputs
Assets
Available-for-sale investments		1,158,000
Total Assets		1,158,000
Recurring | Level 3 Inputs
Assets
Loans at fair value		371,033	221,268
Total Assets		371,033	221,268
Liabilities
Payable to investors at fair value		418,686	252,907
Total Liabilities		¥ 418,686	¥ 252,907